Document And Entity Information	May 25, 2023
Document Information [Line Items]
Entity, Registrant Name	CREATIVE REALITIES, INC.
Document, Type	8-K
Document, Period End Date	May 25, 2023
Entity, Incorporation, State or Country Code	MN
Entity, File Number	001-33169
Entity, Tax Identification Number	41-1967918
Entity, Address, Address Line One	13100 Magisterial Drive, Suite 100
Entity, Address, City or Town	Louisville
Entity, Address, State or Province	KY
Entity, Address, Postal Zip Code	40223
City Area Code	502
Local Phone Number	791-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001356093
CommonStockParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CREX
Security Exchange Name	NASDAQ
WarrantsToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	CREXW
Security Exchange Name	NASDAQ